Derivatives	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about hedges [Abstract]
Derivatives

26. DERIVATIVES

(1)	Derivative assets and derivative liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2017
		Assets		Liabilities
	Nominal amount	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	75,845	—	—	—	—	—
Swaps	130,197,378	59,272	223,935	—	12,103	253,972
Purchase options	630,000	—	12,346	—	—	—
Written options	795,000	—	—	—	—	12,869
Currency:
Futures	318,217	—	—	—	—	—
Forwards	72,526,956	—	1,314,368	—	—	1,375,799
Swaps	48,176,306	—	1,352,924	55,651	—	1,347,905
Purchase options	2,291,154	—	64,267	—	—	—
Written options	4,038,237	—	—	—	—	58,687
Equity:
Futures	91,436	—	—	—	—	—
Swaps	15,000	—	103	—	—	10
Purchase options	5,060,706	—	146,775	—	—	—
Written options	4,504,290	—	—	—	—	99,770
Others:
Futures	—	—	—	—	—	—
Swaps	7,805	—	1,056	—	—	1,037
Purchase options	—	—	—	—	—	—
Written options	5,000	—	—	—	—	100

Total	268,733,330	59,272	3,115,774	55,651	12,103	3,150,149

	December 31, 2018
		Assets		Liabilities
	Nominal amount	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	—	—	—	—	—	—
Swaps	150,710,490	35,503	218,140	665	17,654	266,207
Purchase options	530,000	—	10,461	—	—	—
Written options	525,000	—	—	—	—	12,438
Currency:
Futures	320,213	—	—	—	—	—
Forwards	88,376,776	—	843,621	—	—	777,039
Swaps	67,179,195	—	761,907	33,089	—	773,701
Purchase options	1,933,454	—	17,544	—	—	—
Written options	3,134,774	—	—	—	—	20,747
Equity:
Futures	186,737	—	—	—	—	—
Swaps	441,573	—	31,377	—	—	1,217
Purchase options	4,925,315	—	143,029	—	—	—
Written options	6,145,935	—	—	—	—	239,512

Total	324,409,462	35,503	2,026,079	33,754	17,654	2,090,861

Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.

(2)	Overview of the Group’s hedge accounting

1) Fair value hedge

As of the current period end, the Group has applied fair value hedge on fixed interest rate foreign currency denominated debentures amounting to 2,956,565 million Won. The purpose of the hedging is to avoid fair value volatility risk of fixed interest rate foreign currency denominated debentures derived from fluctuations of market interest rate, and as such the Group entered into interest rate swap agreements designated as hedging instruments.

Pursuant to the interest rate swap agreement, by swapping the calculated difference between the fixed interest rate and floating interest rate applied to the nominal value, the fair value fluctuation risk is hedged as the foreign currency denominated debentures fixed interest rate terms are converted to floating interest rate. Pursuant to the interest rate swap agreement, hedge ratio is determined by matching the nominal value to the face value of the hedging instrument.

In this hedging relationship, only the market interest rate fluctuation, which is the most significant part of the fair value change of the hedged item, is designated as the hedged risk, and other risk factors including credit risk are not included in the hedged risk. Therefore, the ineffective portion of the hedge could arise from difference in the timing of the cash flow of the hedged item, price margin set by the counterparty of hedging instruments, or unilateral credit risk fluctuation of either party of the hedging instrument.

The interest rate swap agreements and the hedged items are subject to fluctuations in the underlying market rate of interest and the Group expects the fair value of the interest rate swap contract and the value of the hedged item to generally change in the opposite direction.

The fair value of the interest rate swap at the end of the reporting period is determined by discounting future cash flows estimated using the yield curve at the end of the reporting period and the credit risk embedded in the contract and the average interest rate is determined based on the outstanding balance at the end of the reporting period. The variable interest rate applied to the interest rate swap is USD Libor 3M (6M) plus spread. In accordance with the terms of each interest rate swap contract designated as a hedging instrument, the Group receives interest at a fixed interest rate and pays interest at a variable interest rate.

2) Cash Flow Hedge

As of the end of the current period, the Group has applied cash flow hedge on foreign currency denominated debentures amounting to 723,308 million Won and debentures on local currency amounting to 99,911 million Won. The Group’s hedging strategies are to 1) Mitigate risks of cash flow fluctuation from variable interest rate debentures due to changes in market interest rate by entering into an interest rate swap contract and thereby designating it as hedging instrument; 2) Mitigate the risks of cash flow fluctuation from principal and interest of variable-interest rate debentures denominated in foreign currency due to changes in foreign exchange rates and interest rates by entering into a currency swap contract and thereby designating it as hedging instrument; and 3) Mitigate the risks of cash flow fluctuation from principal and interest of fixed-interest rate debentures denominated in foreign currency due to changes in foreign exchange rates by entering into a currency swap contract and thereby designating it as hedging instrument.

This means exchanging a predetermined nominal amount as set forth in the interest rate swap contract adjusted by the differences between the fixed and variable interest rates, which results in the conversion of interest rates of debentures from variable interest into fixed interest, eliminating the cash flow fluctuation risk.

In addition, this also means a payment of predetermined principal amount as set forth in the currency swap adjusted by fixed interest rate, an exchange of an amount calculated by applying variable interest rate to USD or applying fixed interest rate to SGD, and an exchange of the principal denominated in KRW and principal denominated in foreign currency at maturity eliminating cash flow fluctuation risk on principal and interest.

The hedge ratio is determined by matching the nominal amount of the hedging instrument to the face amount of the hedged item in accordance with interest rate swap and currency swap.

Only interest rate and foreign exchange rate fluctuation risk, which is the most significant factor in the cash flow fluctuation of the hedged item, is addressed in this hedging relationship, and other risk factors such as credit risk are not subject to hedging.

Thus, there could be hedge ineffectiveness arising from price margin set by the counterparty of hedging instruments and unilateral change in credit risk of any party to the transaction.

The interest rate swap, currency swap contract and the hedged item are all affected by the changes in market interest rate and foreign exchange rates which are basic factors of the derivative. The Group expects that the value of currency swap contract and the hedged item will generally fluctuate in opposite direction.

(3)	The nominal amounts of the hedging instrument as of December 31, 2018 are as follows (Unit: USD, SGD and Korean Won in millions):

	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap(USD)	—	1,350,000,000	1,300,000,000	2,650,000,000
Cash flow hedge
Interest rate risk
Interest rate swap(KRW)	—	100,000	—	100,000
Foreign currencies translation risk and interest rate risk
Currency swap(USD)	50,000,000	450,000,000	—	500,000,000
Foreign currencies translation risk
Currency swap(SGD)	—	204,000,000	—	204,000,000

(4)	The average interest rate and average currency rate of the hedging instrument as of December 31, 2018 are as follows:

Average interest rate and average currency rate
Fair value hedge
Interest rate risk
Interest rate swaps(USD)	Fixed 3.96% receipt and Libor 3M+1.61% floating paid Fixed 5.88% receipt and Libor 6M+2.15% floating paid
Cash flow hedge
Interest rate risk
Interest rate swap(KRW)	KRW 3Y CMS+0.395% receipt, KRW 2.38% paid
Foreign currencies translation risk and interest rate risk
Currency swap(USD)	USD 3M Libor+0.7% receipt, KRW 1.74% paid, USD/KRW = 1,136 USD 1M Libor+0.517% receipt, KRW 1.70% paid, USD/KRW = 1,178
Foreign currencies translation risk
Currency swap(SGD)	SGD 1.91% receipt, KRW 1.98% paid, SGD/KRW = 828

(5)	The amounts related to items designated as hedging instruments as of December 31, 2018 are as follows (Unit: USD, SGD and Korean Won in millions):

	Nominal amounts of the hedging instrument	Carrying amounts of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate swaps(USD)	2,650,000,000	35,503	17,654	Derivative assets (Designated for hedging) Derivative liabilities (Designated for hedging)	(27,362)
Cash flow hedge
Interest rate risk
Interest rate swap(KRW)	100,000	—	665	Derivative liabilities (Designated for hedging)	(665)
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	500,000,000	—	28,907	Derivative liabilities (Designated for hedging)	21,582
Foreign currencies translation risk
Currency swap (SGD)	204,000,000	—	4,182	Derivative liabilities (Designated for hedging)	2,353

(6)	Details of carrying amount to hedged and amount adjusted due to hedge accounting as of December 31, 2018 are as follows (Unit: Korean won in millions):

	Carrying amounts of the hedging item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve(*)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debenture	—	2,956,565	—	5,200	Debentures	25,498	—
Cash flow hedge
Interest rate risk
Debenture	—	99,911	—	—	Debentures	521	(371)
Foreign currencies translation risk and interest rate risk
Debenture	—	557,186	—	—	Debentures	(16,790)	(1,211)
Foreign currencies translation risk
Debenture	—	166,122	—	—	Debentures	(1,762)	(2,287)

(*)	After tax amount

(7)	Amounts recognized in profit or loss due to the ineffective portion of fair value hedges during the current period are as follows (Unit: Korean Won in millions):

		Hedge ineffectiveness recognized in profit or loss	Line item in the profit that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(1,864)	Other net operating income

(8)	Reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges is as follows (Unit: Korean Won in millions):

		Changes in the value of hedging instruments recognized in cash flow hedge reserve	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item in the profit or loss that includes hedge ineffectiveness	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss because of the reclassification
Cash flow hedge	Interest rate risk	(517)	(148)	—	Other net operating expense	—	Other net operating expense
	Foreign currencies translation risk and interest rate risk	21,429	153	(882)	Other net operating income (expense)	(23,084)	Other net operating expense
	Foreign currencies translation risk	2,353	—	(491)	Other net operating income	(3,601)	Other net operating expense